FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02896

                          Prudential High Yield Fund, Inc.

               (Exact name of registrant as specified in charter)


     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

               (Address of principal executive offices) (Zip Code)


                             Jonathan D. Shain, Esq.
     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 973-802-6469

                       Date of fiscal year-end: August 31

                     Date of reporting period: June 30, 2010




Item 1. Proxy Voting Record

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02896
Reporting Period: 07/01/2009 - 06/30/2010
Prudential High Yield Fund, Inc.









========== PRUDENTIAL HIGH YIELD FUND, INC.- SUB-ADVISER: PIM (F/K/A ===========



CENTURYTEL, INC.

Ticker:       CTL            Security ID:  156700106
Meeting Date: MAY 20, 2010   Meeting Type: Annual
Record Date:  MAR 22, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Director: Glen F. Post, III             For       For          Management
2     To ratify the appointment of KPMG LLP   For       For          Management
      as our independent auditor for 2010
3     To amend our articles of incorporation  For       For          Management
      to change our name to CenturyLink, Inc.
4     To approve our 2010 executive officer   For       For          Management
      short-term incentive plan
5 To act upon a shareholder proposal Against Against Management regarding network management practices
6 To act upon a shareholder proposal Against Against Management regarding limitation of executive compensation
7 To act upon a shareholder proposal Against Against Management regarding executive stock retention
8 To act upon a shareholder proposal Against Against Management regarding executive compensation advisory votes


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CENTURYTEL, INC.

Ticker:       CTL            Security ID:  156700106
Meeting Date: MAY 20, 2010   Meeting Type: Annual
Record Date:  MAR 22, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Director: William A. Owens              For       For          Management


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CENTURYTEL, INC.

Ticker:       CTL            Security ID:  156700106
Meeting Date: MAY 20, 2010   Meeting Type: Annual
Record Date:  MAR 22, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Director: C.G. Melville, JR.            For       For          Management


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CENTURYTEL, INC.

Ticker:       CTL            Security ID:  156700106
Meeting Date: MAY 20, 2010   Meeting Type: Annual
Record Date:  MAR 22, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Director: W. Bruce Hanks                For       For          Management


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MIRANT CORPORATION

Ticker:       MIR            Security ID:  60467R100
Meeting Date: MAY 6, 2010    Meeting Type: Annual
Record Date:  MAR 8, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Director: William L. Thacker            For       For          Management
2     Ratification of appointment of KPMG LLP For       For          Management
      as independent registered public
      accounting firm for 2010
3     Stockholder rights plan                 For       For          Management
4     Material terms of the performance goals For       For          Management
      included in the Mirant Corporation 2005
      omnibus incentive compensation plan
5     Stockholder proposal regarding          Against   Against      Management
      quantitative goals for reducing total
      greenhouse gas emissions


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MIRANT CORPORATION

Ticker:       MIR            Security ID:  60467R100
Meeting Date: MAY 6, 2010    Meeting Type: Annual
Record Date:  MAR 8, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Director: Robert C. Murray              For       For          Management


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MIRANT CORPORATION

Ticker:       MIR            Security ID:  60467R100
Meeting Date: MAY 6, 2010    Meeting Type: Annual
Record Date:  MAR 8, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Director: Edward R. Muller              For       For          Management


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MIRANT CORPORATION

Ticker:       MIR            Security ID:  60467R100
Meeting Date: MAY 6, 2010    Meeting Type: Annual
Record Date:  MAR 8, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Director: John T. Miller                For       For          Management


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MIRANT CORPORATION

Ticker:       MIR            Security ID:  60467R100
Meeting Date: MAY 6, 2010    Meeting Type: Annual
Record Date:  MAR 8, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Director: Thomas H. Johnson             For       For          Management


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MIRANT CORPORATION

Ticker:       MIR            Security ID:  60467R100
Meeting Date: MAY 6, 2010    Meeting Type: Annual
Record Date:  MAR 8, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Director: Terry G. Dallas               For       For          Management


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MIRANT CORPORATION

Ticker:       MIR            Security ID:  60467R100
Meeting Date: MAY 6, 2010    Meeting Type: Annual
Record Date:  MAR 8, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Director: A.D. (Pete) Correll           For       For          Management


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MIRANT CORPORATION

Ticker:       MIR            Security ID:  60467R100
Meeting Date: MAY 6, 2010    Meeting Type: Annual
Record Date:  MAR 8, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Director: Thomas W. Cason               For       For          Management


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SPRINT NEXTEL CORPORATION

Ticker:       S              Security ID:  852061100
Meeting Date: MAY 11, 2010   Meeting Type: Annual
Record Date:  MAR 12, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A    Election of Director: Robert R. Bennett For       For          Management
1B    Election of Director: Gordon M. Bethune For       For          Management
1C    Election of Director: Larry C.          For       For          Management
      Glasscock
1D    Election of Director: James H. Hance,   For       For          Management
      JR.
1E    Election of Director: Daniel R. Hesse   For       For          Management
1F    Election of Director: V. Janet Hill     For       For          Management
1G    Election of Director: Frank Ianna       For       For          Management
1H    Election of Director: Sven-Christer     For       For          Management
      Nilsson
1I    Election of Director: William R. Nuti   For       For          Management
1J    Election of Director: Rodney O''Neal    For       For          Management
2     To ratify the appointment of KPMG LLP   For       For          Management
      as the independent registered public
      accounting firm of Sprint Nextel for
      2010
3     To approve an amendment to the 2007     For       For          Management
      omnibus incentive plan, all as more
      fully described in the proxy statement
4     To vote on a shareholder proposal       Against   Against      Management
      concerning political contributions
5     To vote on a shareholder proposal       Against   Against      Management
      concerning an advisory vote on
      executive compensation
6     To vote in a shareholder proposal       Against   Against      Management
      concerning shareholders'' ability to
      act by written consent


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XEROX CORPORATION

Ticker:       XRX            Security ID:  984121103
Meeting Date: FEB 5, 2010    Meeting Type: Special
Record Date:  DEC 11, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve the issuance of shares of    For       For          Management
      common stock required to be issued to
      Affiliated Computer Services, Inc.
      ("ACS") stockholders pursuant to the
      agreement and plan of merger, dated as
      of September 27,2009, as amended by
      amendment no.1 to the agreement a
2     To approve the adjournment of the       For       For          Management
      special meeting, if necessary or
      appropriate, including to solicit
      additional proxies


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XEROX CORPORATION

Ticker:       XRX            Security ID:  984121103
Meeting Date: MAY 20, 2010   Meeting Type: Annual
Record Date:  MAR 22, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A    Election of Director: Glenn A. Britt    For       For          Management
1B    Election of Director: Ursula M. Burns   For       For          Management
1C    Election of Director: Richard J.        For       For          Management
      Harrington
1D    Election of Director: William Curt      For       For          Management
      Hunter
1E    Election of Director: Robert A.         For       For          Management
      McDonald
1F    Election of Director: N.J. Nicholas,    For       For          Management
      JR.
1G    Election of Director: Charles Prince    For       For          Management
1H    Election of Director: Ann N. Reese      For       For          Management
1I    Election of Director: Mary Agnes        For       For          Management
      Wilderotter
2     Ratification of selection of            For       For          Management
      PriceWaterHouseCoopers LLP as the
      company''s independent registered
      public accounting firm for 2010
3     Approval of the May 2010 amendment and  For       For          Management
      restatement of the company''s 2004
      performance incentive plan

========== END NPX REPORT


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




Prudential High Yield Fund, Inc.


By




/s/ Judy A. Rice*
      (Jonathan D. Shain)






Judy A. Rice, President

*By Power of Attorney dated March 9, 2010. Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A for Prudential Global Real Estate Fund
(File No. 333-42705) filed via EDGAR on March 15, 2010


Date:    August 5, 2010